Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current tax
Adjustments for current tax of prior periods	$ (3,616)	$ (5,870)	$ (2,224)
Deferred tax
(Increase)/decrease in deferred tax assets	20,183	(13,204)	(65,022)
Decrease in deferred tax liabilities	(50,870)	(196)	(21,672)
Total deferred tax expense/(benefit)	(30,687)	(13,400)	(86,694)
Income tax expense/(benefit) attributable to loss before income tax	$ (30,687)	$ (13,400)	$ (86,694)